Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Jul. 14, 2014
Amendment Flag	false
Entity Registrant Name	XcelMobility Inc.
Entity Central Index Key	0001465509
Entity Filer Category	Smaller Reporting Company